Commitments and Contingencies - Additional Information (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Long-term Purchase Commitment [Line Items]
Short term operating lease commitments	¥ 431		$ 68
Capital Addition [Member] | Leasehold Improvements [Member]
Long-term Purchase Commitment [Line Items]
Capital expenditure commitment	¥ 10,916	$ 1,713